Accrued Expenses and Other Current Liabilities	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities balances consisted of the following:

	Successor
	June 30, 2025	December 31, 2024
Accrued salaries, wages and related employee benefits	$35,737	$33,929
Accrued trade payables	4,070	4,143
Accrued indirect taxes	6,481	4,398
Accrued sales discounts	3,238	3,899
Accrued insurance	3,976	2,781
Income taxes payable	6,993	2,633
Other accrued expenses	13,209	15,893
Total accrued expenses and other current liabilities	$73,704	$67,676

Note 10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities balances consists of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
Accrued salaries, wages and related employee benefits	$33,929	$31,698
Accrued trade payables	4,143	9,584
Accrued indirect taxes	4,398	4,320
Accrued sales discounts	3,899	4,338
Insurance accruals	2,781	2,965
Income taxes payable	2,633	5,430
Other accrued expenses	15,893	7,440
Total accrued expenses and other current liabilities	$67,676	$65,775

NV5 Global, Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 9 – Accrued Liabilities

Accrued liabilities consist of the following:

	June 28, 2025	December 28, 2024
Current portion of lease liability	$12,623	$13,423
Accrued vacation	5,636	4,901
Payroll and related taxes	12,197	10,782
Benefits	2,553	3,567
Accrued operating expenses	12,029	8,612
Income tax payable	2,399	7,458
Other	2,947	3,465
Total	$50,384	$52,208

Note 10 – Accrued Liabilities

Accrued liabilities were as follows:

	December 28, 2024	December 30, 2023
Current portion of lease liability	$13,423	$13,972
Accrued vacation	4,901	7,295
Payroll and related taxes	10,782	8,782
Benefits	3,567	5,433
Accrued operating expenses	8,612	8,701
Income tax payable	7,458	1,260
Other	3,465	2,083
Total	$52,208	$47,526